FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Level 3 [Member]
Liabilities:
Convertible debt	$ 5,000	$ 6,321
Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	729	4,412	753
Available for sale securities	37	32	46
Total	766	4,444	799
Liabilities:
Convertible debt	4,827	5,991
Derivative liability, convertible debt	173	330
Total	5,000	6,321
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Cash and cash equivalents	729	4,412	753
Available for sale securities	37	32	46
Total	766	4,444	799
Liabilities:
Convertible debt
Derivative liability, convertible debt
Total
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Cash and cash equivalents
Available for sale securities
Total
Liabilities:
Convertible debt
Derivative liability, convertible debt
Total
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Cash and cash equivalents
Available for sale securities
Total
Liabilities:
Convertible debt	4,827	5,991
Derivative liability, convertible debt	173	330
Total	$ 5,000	$ 6,321